Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost
	December 31, 2020	December 31, 2019	January 1, 2019
Non-current liabilities
Unsecured revolving facilities	123,666	454,465	542,849
Unsecured term loan	321,852	469,008	365,639
Unsecured debenture	156,479	153,141	91,501
Unsecured senior notes	150,000	150,000	-
Conditional sales contracts	77,550	75,388	69,068
Finance lease liabilities	-	-	2,694
	829,547	1,302,002	1,071,751

Current liabilities
Current portion of unsecured revolving facilities	7,461	9,216	-
Current portion of conditional sales contracts	35,536	32,089	30,728
Current portion of unsecured term loan	-	-	54,927
Current portion of finance lease liabilities	-	-	4,024
	42,997	41,305	89,679

Summary of Terms and Conditions of Outstanding Long-term Debt

Terms and conditions of outstanding long-term debt are as follows:

					2020		2019
		Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured revolving facility	a	CAD	BA + 1.45%	2023	41,700	32,279	140,600	106,114
Unsecured revolving facility	a	USD	Libor + 1.45%	2023	92,634	91,387	349,906	348,351
Unsecured revolving facility	b	USD	Libor + 1.45%	2021	7,461	7,461	9,216	9,216
Unsecured term loan	a	CAD	BA + 1.45%	2022	410,000	321,852	610,000	469,008
Unsecured debenture	c	CAD	3.32% - 4.22%	2024	200,000	156,479	200,000	153,141
Unsecured senior notes	d	USD	3.85%	2026	150,000	150,000	150,000	150,000
Conditional sales contracts	e	Mainly CAD	1.49% - 4.72%	2021-2027	143,796	113,086	139,591	107,477
						872,544		1,343,307

Summary of Changes to Long-term Debt

The table below summarizes changes to the long-term debt:

	Note	2020	2019
Balance at beginning of year		1,343,307	1,161,430
Transfer to lease liabilities		-	(6,718)
Proceeds from long-term debt		33,175	328,045
Business combinations	5	5,365	8,655
Repayment of long-term debt		(191,221)	(103,247)
Net decrease in revolving facilities		(326,201)	(88,229)
Accretion of deferred financing fees		1,214	1,705
Effect of movements in exchange rates		4,588	55,697
Effect of movements in exchange rates - OCI hedge		2,317	(14,031)
Balance at end of year		872,544	1,343,307

Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years	Principal installments of other long-term debt payable during the subsequent years are as follows:
	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured revolving facilities	7,461	125,428	-	132,889
Unsecured term loan	-	322,200	-	322,200
Unsecured debenture	-	157,171	-	157,171
Unsecured senior notes	-	-	150,000	150,000
Conditional sales contracts	35,536	77,093	457	113,086
	42,997	681,892	150,457	875,346